SCHEDULE OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information On Oil And Gas Operations
Oil and gas revenues	$ 46,703	$ 682,786
Production costs	(59,671)	(557,624)
Exploration expenses
Depletion, depreciation and amortization	(52,439)	(28,660)
Impairment of oil and gas properties
Result of oil and gas producing operations before income taxes	(65,407)	96,502
Provision for income taxes
Results of oil and gas producing activities	$ (65,407)	$ 96,502